Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Oct. 06, 2012	Oct. 06, 2012	Dec. 29, 2012	Mar. 08, 2013 Subsequent Event [Member] Store	Jan. 02, 2013 Subsequent Event [Member]	Nov. 14, 2013 Subsequent Event [Member] Holding I Notes [Member]	Nov. 14, 2013 Subsequent Event [Member] Definitive Agreement with Tops MBO Corporation [Member]
Subsequent Events (Textual) [Abstract]
Number of supermarkets acquired				4
Purchase price				$ 7.0
Business tax provisions, expiration date			Dec. 31, 2013
Benefit related to additional bonus depreciation					1.0
Total consideration for outstanding shares including assumption of assets and liabilities							681
Percent of principal amount of notes, price if Change of Control occurs						101.00%
Potential fees and expenses in connection with acquisition	0.3	1.0	1.3				15.0
Potential payments for repurchase of outstanding capital stock							$ 5.0